Long-term Investments (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities
Total net unrealized gains (losses) (net of tax) recorded in other comprehensive income	¥ (23,321,000)	¥ 34,027,000	¥ 27,452,000
Tax benefit of total net unrealized gains	4,100,000	47,700,000
Available-for-sale securities, cost to fair value
Adjusted Cost	760,528,000	760,528,000
Unrealized Gains	67,732,000	95,200,000
Fair Value	828,260,000	855,728,000
Huatai
Available-for-sale securities, cost to fair value
Adjusted Cost	660,528,000	660,528,000
Unrealized (Losses)	(50,563,000)	(39,684,000)
Fair Value	609,965,000	620,844,000
Huatai | Available-for-sale securities
Available-for-sale securities, cost to fair value
Cash dividends received	20,900,000	21,400,000
Huatai | Investment income, net
Available-for-sale securities, cost to fair value
Impairment provision recorded in the consolidated statements of comprehensive income	0	266,700,000
Caissa
Available-for-sale securities, cost to fair value
Adjusted Cost	100,000,000	100,000,000
Unrealized Gains	118,295,000	134,884,000
Fair Value	¥ 218,295,000	¥ 234,884,000